                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Insurance Group, Ltd.
                 -------------------------------------
   Address:      80 South Main Street
                 -------------------------------------
                 Hanover, New Hampshire 03755-2053
                 -------------------------------------
                 U.S.A.
                 -------------------------------------

Form 13F File Number: 028-01681
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
         -------------------------------------------
Title:   Vice President and Chief Accounting Officer
         -------------------------------------------
Phone:   (603) 640-2200
         -------------------------------------------

Signature, Place, and Date of Signing:

      /s/ J. Brian Palmer       Boston, Massachusetts   November 14, 2012
   --------------------------   ---------------------   -----------------
          [Signature]               [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number     Name

1.    028-12951                OneBeacon Insurance Group, Ltd.
      ---------                -------------------------------
2.    028-10494                White Mountains Advisors LLC
      ---------                -------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 2
                                        --------------------

Form 13F Information Table Value Total: $ 214,411
                                        --------------------
                                            (thousands)

                           FORM 13F INFORMATION TABLE

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.


      COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                                                                                       VOTING AUTHORITY
                                                     VALUE    SHRS OR  SH/PUT/  INVESTMENT   OTHER  ----------------------
   NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
SIEMENS AG                SPONSORED ADR  826197501 $    391      3,900   SH       SOLE        N/A        3,900
SYMETRA FINL CORP         COM            87151Q106  214,020 17,400,000   SH       SOLE        N/A   17,400,000